5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluaion Assets (Tables)	12 Months Ended
Sep. 30, 2023
Tables/Schedules
Schedule of Exploration and Evaluaion Assets

 Exploration and Evaluation Assets for the year ended September 30, 2023

	Haldane	Tim	Others	Dropped	Total

Balance at September 30, 2022	$4,963,946	$(49,949)	$1,763,858	$347,660	$7,025,515

Additions during the year
Acquisition costs:
Claim staking	-	-	5,799	-	5,799
Property acquisition	-	-	13,520	-	13,520
	-	-	19,319	-	19,319

Exploration expenditures:
Camp, travel and meals	14,293	-	19,786	-	34,079
Drilling	-	-	20,926	-	20,926
Field equipment rental	-	-	7,009	-	7,009
Field supplies and maps	297	-	146	-	443
Geochemical	4,868	-	11,782	-	16,650
Geological consulting	65,517	5,791	36,046	-	107,354
Licence and permits	-	-	46,139	-	46,139
Management fees	-	-	15,642	12,939	28,581
Permitting	-	12,000	64,545	1,023	77,568
Reclamation	-	-	717	-	717
Reporting, drafting, sampling and analysis	-	-	304	-	304
Trenching	-	-	270	-	270
	84,975	17,791	223,312	13,962	340,040
Less:
Option payment received	-	-	(44,897)	-	(44,897)
Proceeds received in excess of exploration and evaluation asset costs – recognized as income	-	82,158	50,850	-	133,008
Recovered exploration expenditures	-	(50,000)	(171,825)	(18,546)	(240,371)
Write-down of properties	-	-	-	(338,943)	(338,943)

Net additions	84,975	49,949	76,759	(343,527)	(131,844)

Foreign currency translation		-	(7,893)	(4,133)	(12,026)

Balance at September 30, 2023	$5,048,921	$-	$1,832,724	$-	$6,881,645

   Exploration and Evaluation Assets for the year ended September 30, 2022

	Haldane	Tim	Others	Dropped / Disposed	Total

Balance at September 30, 2021	$4,648,181	$(9,949)	$2,048,745	$1,021,402	$7,708,379

Additions during the year
Acquisition costs:
Claim staking	-	-	880	-	880
Property acquisition	-	-	91,837	-	91,837
	-	-	92,717	-	92,717

Exploration expenditures:
Aircraft charter	1,066	-	-	-	1,066
Camp, travel and meals	30,005	-	51,703	-	81,708
Drilling	55,332	-	591,169	-	646,501
Field equipment rental	11,731	-	27,769	-	39,500
Field supplies and maps	786	-	7,566	-	8,352
Geochemical	-	-	1,942	-	1,942
Geological consulting	179,177	-	116,575	4,206	299,958
Legal and accounting	-	-	11,662	-	11,662
Licence and permits	-	-	59,257	-	59,257
Management fees	-	-	19,875	-	19,875
Permitting	13,823	-	122,796	2,500	139,119
Reclamation	-	-	10,525	-	10,525
Reporting, drafting, sampling and analysis	23,845	-	13,431	-	37,276
Trenching	-	-	87,008	-	87,008
	315,765	-	1,121,278	6,706	1,443,749
Less:
Option payment received	-	-	(412,500)	-	(412,500)
Proceeds received in excess of exploration and evaluation asset costs – recognized as income	-	-	341,966	-	341,966
Recovered exploration expenditures	-	(40,000)	(1,117,966)	-	(1,157,966)
Write-down of properties	-	-	-	(1,038,046)	(1,038,046)

Net additions	315,765	(40,000)	25,495	(1,031,340)	(730,080)

Foreign currency translation	-	-	37,278	9,938	47,216

Balance at September 30, 2022	$4,963,946	$(49,949)	$2,111,518	$-	$7,025,515